INCOME TAXES (Details Narrative) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Profit tax rate	$ 85,600	$ 350,000	$ 1,100,000	$ 988,347
Profit tax rate, percentage	16.50%		16.50%
Deferred tax assets			$ 0
Deferred tax liabilities	$ 0		0
One tiered profit tax rate [member]
IfrsStatementLineItems [Line Items]
Profit tax rate	$ 2,000,000		$ 2,000,000
Profit tax rate, percentage	8.25%		8.25%
Two tiered profit tax rate [member]
IfrsStatementLineItems [Line Items]
Profit tax rate	$ 2,000,000		$ 2,000,000
Profit tax rate, percentage	16.50%		16.50%